Basis of preparation	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Basis of preparation

1.	Basis of preparation
1.1.	Statement of compliance and authorization of unaudited condensed consolidated interim financial statements

These unaudited condensed consolidated interim financial statements of Petróleo Brasileiro S.A. (“Petrobras” or “Company”) have been prepared and presented in accordance with IAS 34 – “Interim Financial Reporting” as issued by the International Accounting Standards Board (IASB). They present the significant changes in the period, avoiding repetition of certain notes to the annual consolidated financial statements previously reported. Hence, they should be read together with the Company’s audited annual consolidated financial statements for the year ended December 31, 2024, which include the full set of notes.

These unaudited condensed consolidated interim financial statements were approved and authorized for issue by the Company’s Board of Directors in a meeting held on August 7, 2025.

1.2.	New standards and interpretations

On January 1, 2025, the rule Lack of exchangeability – Amendments to IAS 21, issued by the IASB, came into force and was adopted by the Company, as disclosed in note 6 of the financial statements of December 31, 2024, which had no material effect on these unaudited condensed consolidated interim financial statements.